UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22082

Name of Fund: BlackRock EcoSolutions Investment Trust (BQR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock EcoSolutions Investment Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Shares		Description	Value

		LONG-TERM INVESTMENTS—89.3%
		Common Stocks—89.3%
		Agriculture—5.5%
160,000		ABB Grain Ltd.	$1,253,579
100,000	[1]	Agria Corp. (ADR)	777,000
58,500	[2]	Archer Daniels Midland Co.	2,576,925
250,000	[1]	BrasilAgro - Companhia Brasileira de Propriedades Agricolas	1,421,262
29,400		Bunge Ltd.	3,483,018
75,000		Cresud S.A. (ADR)	1,296,000
500,000		IOI Corp. Bhd	1,110,458

		Total Agriculture	11,918,242

		Auto Parts & Equipment—0.5%
33,000	[2]	Johnson Controls, Inc.	1,167,210

		Biotechnolgy—0.5%
13,500		Novozymes A/S	1,051,031

		Building Materials—0.2%
23,600	[1]	Kingspan Group Plc	328,483

		Chemicals—22.1%
30,000		Agrium, Inc.	1,932,600
19,600		CF Industries Holdings, Inc.	2,095,828
20,000		Incitec Pivot Ltd.	2,190,466
117,000		Israel Chemicals Ltd.	1,515,691
97,200		Johnson Matthey Plc	3,618,454
7,200		K+S AG	1,821,351
117,000	[1]	Makhteshim-Agan Industries Ltd.	928,112
48,200		Monsanto Co.	5,419,608
54,750	[1]	Mosaic Co. (The)	4,982,798
100,000		Nufarm Ltd.	1,345,843
40,000		Potash Corp. of Saskatchewan	5,635,200
3,998,000		Sinofert Holdings Ltd.	3,202,002
11,400		Syngenta AG	3,006,379
44,929		Umicore	10,264,052

		Total Chemicals	47,958,384

		Commercial Services—0.4%
41,000	[1,2]	Quanta Services, Inc.	898,720

		Electric—6.5%
39,500	[2]	FPL Group, Inc.	2,546,960
458,000		Hera S.p.A.	1,921,118
188,800		Iberdrola S.A.	2,877,541
25,000	[2]	Ormat Technologies, Inc.	1,086,750
18,500		RWE AG	2,270,990
56,000		Suez S.A.	3,430,219

		Total Electric	14,133,578

		Electrical Components & Equipment—6.3%
65,000	[1,2]	American Superconductor Corp.	1,316,250
87,900		Gamesa Corp. Tecnologica S.A.	3,344,328
16,800	[1,2]	General Cable Corp.	974,568
20,600	[1]	Nordex AG	840,190
73,000	[1]	Vestas Wind Systems A/S	7,090,261

		Total Electrical Components & Equipment	13,565,597

		Electronics—3.5%
56,100	[1,2]	Itron, Inc.	4,622,640
30,000	[1]	Trimble Navigation Ltd.	793,500
73,100		Watts Water Technologies, Inc.	2,170,339

		Total Electronics	7,586,479

		Energy-Alternate Sources—7.0%
360,099	[1]	D1 Oils Plc	823,938
7,800	[1,2]	First Solar, Inc.	1,417,806
300,000	[1]	Iberdrola Renovables	2,417,376
31,400	[1]	Q-Cells AG	2,954,188
52,700	[1]	Renewable Energy Corp. AS	1,377,430
82,500		Solarworld AG	3,657,708
20,000	[1,2]	SunPower Corp., Class A	1,381,800
21,400	[1,2]	Suntech Power Holdings Co. Ltd. (ADR)	1,171,222

		Total Energy-Alternate Sources	15,201,468

		Engineering & Construction—1.8%
5,750		Acciona S.A.	1,465,453
13,500	[1]	Layne Christensen Co.	498,150

Shares		Description	Value

		Engineering & Construction— (cont’d)
35,000	[1,2]	Shaw Group, Inc. (The)	$1,977,500

		Total Engineering & Construction	3,941,103

		Environmental Control—6.4%
4,822,000	[1]	China Water Affairs Group Ltd.	2,028,379
72,000	[1]	Christ Water Technology AG	1,160,875
844,000		Hyflux Ltd.	1,754,833
88,200		Kurita Water Industries Ltd.	2,857,259
88,300		Nalco Holding Co.	1,849,002
500,000	[1]	Rentech, Inc.	670,000
123,900	[1]	Tetra Tech, Inc.	2,439,591
2,420,000		Tianjin Capital Environmental
		Protection	1,184,425

		Total Environmental Control	13,944,364

		Food—1.4%
82,200		Orkla ASA	1,088,228
100,000		Sao Martinho S.A.	1,557,703
60,000	[1]	SunOpta, Inc.	327,000

		Total Food	2,972,931

		Forest Products & Paper—3.2%
13,500		Aracruz Celulose S.A. (ADR)	969,435
55,000		Plum Creek Timber Co., Inc. (REIT)	2,296,250
20,000	[1]	Precious Woods Holding AG	2,373,399
28,000		Rayonier, Inc. (REIT)	1,184,960

		Total Forest Products & Paper	6,824,044

		Investment Company—0.4%
47,500	[1]	Climate Exchange Plc	866,424

		Machinery—3.7%
57,550	[1]	AGCO Corp.	3,465,661
24,000		CNH Global N.V.	1,187,040
30,000		Deere & Co.	2,632,800
20,500		IDEX Corp.	640,215

		Total Machinery	7,925,716

		Metal Fabricate/Hardware—0.8%
203,900		Mueller Water Products, Inc.	1,749,462

		Miscellaneous Manufacturing—1.5%
69,600		Pentair, Inc.	2,210,496
17,100		Roper Industries, Inc.	956,232

		Total Miscellaneous Manufacturing	3,166,728

		Oil & Gas—1.3%
12,500	[1,2]	Cheniere Energy, Inc.	376,375
50,000		Sasol Ltd.	2,403,613

		Total Oil & Gas	2,779,988

		Semiconductors—0.6%
19,100	[1,2]	MEMC Electronic Materials, Inc.	1,364,886

		Transportation—0.4%
88,000		All America Latina Logistica S.A.	950,540

		Water—15.3%
57,500		American States Water Co.	1,982,600
150,100		Aqua America, Inc.	2,991,493
39,400		Artesian Resources Corp., Class A	732,052
90,700		Athens Water Supply & Sewage Co S.A. (The)	1,456,609
58,300		California Water Service Group	2,030,589
54,000		Cia de Saneamento Basico do Estado de Sao Paulo	1,140,785
107,000		Cia de Saneamento de Minas Gerais- COPASA	1,447,754
1,000,000		Inversiones Aguas Metropolitanas S.A.	1,205,987
129,300		Kelda Group Plc	2,804,845
5,610,000		Manila Water Co., Inc.	2,537,617
430,900		Northumbrian Water Group Plc	3,040,380
215,200		Pennon Group Plc	2,844,596
113,500		Severn Trent Plc	3,229,694
59,200		Southwest Water Co.	677,248
118,000		United Utilities Plc	1,681,463
41,100		Veolia Environnement	3,380,651

		Total Water	33,184,363

		Total Common Stocks (cost $200,946,498)	193,479,741

1

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock EcoSolutions Investment Trust (BQR) (continued)
(Percentages shown are based on Net Assets)

Shares		Description	Value

		SHORT-TERM INVESTMENTS—11.3%
		Money Market Fund—4.5%
9,887,752	[3]	Fidelity Institutional Money Market Prime Portfolio, 3.96%	$9,887,752

Principal
Amount
(000)

		U.S. Government and Agency Discount Notes—6.8%
$14,700	[4]	Federal Home Loan Bank Disc. Notes, 2.00% 2/01/08	14,700,000

		Total Short-Term Investments (cost $24,587,752)	24,587,752

Contracts

	OUTSTANDING CALL OPTIONS PURCHASED—2.6%
45,000	All America Latina Logistica S.A., strike price $0.00001, expires 03/31/08	486,347
150,000	BrasilAgro - Companhia Brasileira de Propriedades Agricolas, strike price$0.000001, expires 03/31/08	853,245
30,000	Christ Water Technology AG, strike price 0.000001 EUR, expires 04/01/08	483,678
27,000	Cia de Saneamento Basico do Estado de Sao Paulo, strike price $0.00001, expires 03/31/08	570,718
53,000	Cia de Saneamento de Minas Gerais- COPASA, strike price $0.0000001, expires 03/31/08	717,519
150,000	D1 Oils Plc, strike price 0.0000001 GBP, expires 04/01/08	343,172
500,000	Inversiones Aguas Metropolitanas S.A., strike price $0.0000001, expires 03/31/08	603,300
27,000	Israel Chemicals Ltd., strike price 0.000001 ILS, expires 03/31/08	344,858
58,000	Makhteshim-Again Industries Ltd., strike price 0.000000001 ILS, expires 03/31/08	460,074
50,000	Sao Martinho S.A., strike price $0.00001, expires 03/31/08	779,295
30	SunPower Corp., Class A, strike price $145, expires 02/18/08	675

	Total Outstanding Call Options Purchased (cost $5,781,226)	5,642,881

	Total investments before outstanding options written (cost $231,315,4765)	223,710,374

	OUTSTANDING OPTIONS WRITTEN—(0.9)%
	OUTSTANDING CALL OPTIONS WRITTEN—(0.7)%
(1,900)	Acciona S.A., strike price 241.82 EUR, expires 02/26/08	(62)
(100)	AGCO Corp., strike price $70, expires 02/18/08	(3,750)
(90)	AGCO Corp., strike price $70, expires 03/24/08	(15,300)
(6,000)	Agrium, Inc., strike price $64, expires 02/22/08	(23,986)
(45,000)	All America Latina Logistica S.A., strike price $22.87, expires 03/31/08	(9,464)
(20,000)	American States Water Co., strike price $44, expires 02/27/08	(480)
(100)	American Superconductor Corp., strike price $22.50, expires 03/24/08	(13,250)
(100)	American Superconductor Corp., strike price $25, expires 03/24/08	(6,750)
(35)	Aqua America, Inc., strike price $22.50, expires 03/24/08	(438)
(50)	Aracruz Celulose S.A. (ADR), strike price $75, expires 04/21/08	(20,000)
(180)	Archer Daniels Midland Co., strike price $45, expires 03/24/08	(38,700)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(150,000)	BrasilAgro - Companhia Brasileira de Propriedades Agricolas, strike price $10.29, expires 03/31/08	$(70,770)
(100)	Bunge Ltd., strike price $130, expires 03/24/08	(42,000)
(20,000)	California Water Service Group, strike price $41.95, expires 02/15/08	(770)
(50)	CF Industries Holdings, Inc., strike price $110, expires 03/24/08	(48,000)
(16)	CF Industries Holdings, Inc., strike price $125, expires 03/24/08	(6,880)
(1,400,000)	China Water Affairs Group Ltd., strike price 5.10 HKD, expires 02/26/08	(22)
(27,000)	Cia de Saneamento Basico do Estado de Sao Paulo, strike price $43.91, expires 03/31/08	(11,715)
(53,000)	Cia de Saneamento de Minas Gerais- COPASA, strike price $29.76, expires 03/31/08	(7,542)
(10,000)	Climate Exchange Plc, strike price 12.57 GBP, expires 02/26/08	(2,034)
(80)	CNH Global N.V., strike price $60, expires 03/24/08	(5,000)
(25,000)	Cresud S.A. (ADR), strike price $23.30, expires 03/13/08	(628)
(100)	Deere & Co., strike price $80, expires 03/24/08	(110,500)
(27,000)	EYDAP S.A., strike price 10.71 EUR, expires 02/26/08	(29,668)
(10)	First Solar, Inc., strike price $200, expires 03/24/08	(16,350)
(15)	First Solar, Inc., strike price $240, expires 03/24/08	(10,275)
(130)	FPL Group, Inc., strike price $70, expires 02/18/08	(1,950)
(29,000)	Gamesa Corp. Tecnologica S.A., strike price 32.92 EUR, expires 02/26/08	(1,601)
(50)	General Cable Corp., strike price $70, expires 05/19/08	(17,500)
(151,000)	Hera S.p.A., strike price 3.19 EUR, expires 03/04/08	(2,940)
(280,000)	Hyflux Ltd., strike price 3.47 SGD, expires 02/26/08	(4,624)
(100,000)	Iberdrola Renovables S.A., strike price 5.49 EUR, expires 02/20/08	(11,448)
(62,000)	Iberdrola S.A., strike price 11.10 EUR, expires 03/04/08	(7,860)
(70)	IDEX Corp., strike price $40, expires 04/21/08	(1,050)
(500,000)	Inversiones Aguas Metropolitanas S.A., strike price $599.46, expires 03/31/08	(12,050)
(165,000)	IOI Corp. Bhd, strike price $7.53, expires 02/26/08	(10,725)
(27,000)	Israel Chemicals Ltd., strike price 52.32 ILS, expires 03/31/08	(1)
(185)	Itron, Inc., strike price $90, expires 02/18/08	(18,500)
(110)	Johnson Controls, Inc., strike price $40, expires 04/21/08	(9,625)
(13,200)	Johnson Matthey Plc, strike price 17.82 GBP, expires 03/04/08	(35,921)
(19,000)	Johnson Matthey Plc, strike price 19.12 GBP, expires 04/01/08	(36,628)
(24)	K+S AG, strike price 170 EUR, expires 02/15/08	(27,926)
(38,500)	Kelda Group Plc, strike price 11.04 GBP, expires 02/26/08	(20,797)
(5,000)	Kingspan Group Plc, strike price 15.55 EUR, expires 02/26/08	(2)

2

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock EcoSolutions Investment Trust (BQR) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(26,000)	Kurita Water Industries Ltd., strike price 3 JPY, expires 02/26/08	$(44,641)
(58,000)	Makhteshim-Again Industries Ltd., strike price 35.48 ILS, expires 03/31/08	(8,264)
(1,851,000)	Manila Water Co., Inc., strike price $17.98, expires 05/07/08	(67,932)
(60)	MEMC Electronic Materials, Inc., strike price $80, expires 03/24/08	(16,800)
(110)	Monsanto Co., strike price $120, expires 03/24/08	(59,950)
(50)	Monsanto Co., strike price $130, expires 02/18/08	(2,500)
(50)	Mosaic Co. (The), strike price $105, expires 02/18/08	(5,375)
(100)	Mosaic Co. (The), strike price $90, expires 02/18/08	(55,000)
(6,800)	Nordex AG, strike price 36.11 EUR, expires 02/26/08	(2,046)
(130,000)	Northumbrian Water Group Plc, strike price 3.63 GBP, expires 02/26/08	(29,453)
(4,500)	Novozymes A/S, strike price 625 DKK, expires 03/04/08	(1)
(30,000)	Orkla ASA, strike price 106.25 NOK, expires 03/04/08	(43)
(12)	Ormat Technologies, Inc., strike price $50, expires 03/24/08	(1,110)
(64,600)	Pennon Group Plc, strike price 6.85 GBP, expires 02/26/08	(17,915)
(10,000)	Pentair, Inc., strike price $29.10, expires 03/20/08	(33,226)
(210)	Pentair, Inc., strike price $35, expires 02/18/08	(3,150)
(100)	Plum Creek Timber Co., Inc. (REIT), strike price $45, expires 02/18/08	(1,750)
(50)	Potash Corp. of Saskatchewan, strike price $150, expires 03/24/08	(38,750)
(50)	Potash Corp. of Saskatchewan, strike price $160, expires 02/18/08	(4,250)
(10,500)	Q-Cells AG, strike price 94.03 EUR, expires 02/26/08	(4,925)
(55)	Quanta Services, Inc., strike price $30, expires 02/18/08	(550)
(95)	Rayonier, Inc. (REIT), strike price $50, expires 02/18/08	(950)
(17,400)	Renewable Energy Corp. AS, strike price 285.69 NOK, expires 03/04/08	(153)
(60)	Roper Industries, Inc., strike price $65, expires 02/18/08	(750)
(6,800)	RWE AG, strike price 101.02 EUR, expires 02/26/08	(1,687)
(50,000)	Sao Martinho S.A., strike price $21.06, expires 03/31/08	(190,500)
(16,500)	Sasol Ltd., strike price 352.78 ZAR, expires 03/04/08	(46,994)
(34,400)	Severn Trent Plc, strike price 15.72 GBP, expires 02/26/08	(3,635)
(5,000)	Shaw Group, Inc. (The), strike price $61, expires 02/22/08	(8,877)
(50)	Shaw Group, Inc. (The), strike price $65, expires 02/18/08	(2,375)
(15)	Shaw Group, Inc. (The), strike price $70, expires 02/18/08	(225)
(900,000)	Sinofert Holdings Ltd., strike price 6.50 HKD, expires 02/26/08	(45,662)
(20,000)	Solarworld AG, strike price 43 EUR, expires 02/14/08	(17)
(23,200)	Solarworld AG, strike price 43.76 EUR, expires 02/26/08	(1,935)
(19,500)	Southwest Water Co., strike price $12.55, expires 03/20/08	(7,318)
(18,500)	Suez S.A., strike price 48.21 EUR, expires 02/26/08	(4,577)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(17,000)	SunOpta, Inc., strike price $13.75, expires 12/29/08	$(5)
(30)	Sunpower Corp., Class A, strike price $150, expires 02/18/08	(900)
(75)	Suntech Power Holdings Co. Ltd. (ADR), strike price $90, expires 02/18/08	(750)
(3,800)	Syngenta AG, strike price 299.45 CHF, expires 02/26/08	(33,202)
(20,000)	Tetra Tech, Inc., strike price $22.50, expires 02/15/08	(1,554)
(210)	Tetra Tech, Inc., strike price $22.50, expires 03/24/08	(4,725)
(318,000)	Tianjin Capital Environmental Protection, strike price 4.82 HKD, expires 02/12/08	(25)
(5,000)	Trimble Navigation Ltd., strike price $35, expires 03/31/08	(2,757)
(15,000)	Umicore, strike price 180 EUR, expires 03/04/08	(23,242)
(35,600)	United Utilities Plc, strike price 7.81 GBP, expires 02/26/08	(4,718)
(13,600)	Veolia Environnement, strike price 67.71 EUR, expires 02/26/08	(298)
(24,000)	Vestas Wind Systems A/S, strike price 529.04 DKK, expires 02/26/08	(76,272)
(30)	Watts Water Technologies, Inc., strike price $30, expires 03/24/08	(6,300)
(20,000)	Watts Water Technologies, Inc., strike price $32.50, expires 03/20/08	(17,184)

	Total Outstanding Call Options Written (premium received $2,961,830)	(1,600,700)

	OUTSTANDING PUT OPTIONS WRITTEN—(0.2)%
(100)	AGCO Corp., strike price $50, expires 02/18/08	(4,250)
(100)	Agrium, Inc., strike price $50, expires 02/18/08	(1,500)
(45,000)	All America Latina Logistica S.A., strike price $18.25, expires 02/26/08	(15,543)
(50)	Aracruz Celulose S.A. (ADR), strike price $65, expires 02/18/08	(2,625)
(50)	Bunge Ltd., strike price $100, expires 02/18/08	(3,250)
(60)	CF Industries Holdings, Inc., strike price $80, expires 02/18/08	(3,450)
(110)	CNH Global N.V., strike price $45, expires 02/18/08	(8,525)
(25,000)	Cresud S.A. (ADR), strike price $17, expires 02/15/08	—
(65)	Deere & Co., strike price $75, expires 02/18/08	(4,225)
(43,000)	Israel Chemicals Ltd., strike price 42 ILS, expires 02/26/08	(11,237)
(66,000)	Makhteshim-Again Industries Ltd., strike price 28 ILS, expires 02/26/08	(23,111)
(50)	Monsanto Co., strike price $90, expires 02/18/08	(1,625)
(70)	Mosaic Co. (The), strike price $70, expires 02/18/08	(2,800)
(310)	Nalco Holding Co., strike price $20, expires 02/18/08	(17,825)
(5,700)	Novozymes A/S, strike price 454.24 DKK, expires 02/26/08	(73,457)
(50)	Potash Corp. of Saskatchewan, strike price $100, expires 02/18/08	(1,375)
(100)	Rayonier, Inc., strike price $40, expires 02/18/08	(5,250)
(20)	RWE AG, strike price 80 EUR, expires 02/15/08	(5,045)
(713,000)	Sinofert Holdings Ltd., strike price 7.06 HKD, expires 02/12/08	(82,574)

3

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock EcoSolutions Investment Trust (BQR) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING PUT OPTIONS WRITTEN— (cont’d)
(30,000)	SunOpta, Inc., strike price $8.50, expires 02/15/08	$(91,500)
(250)	Syngenta AG, strike price 250 CHF, expires 02/15/08	(5,239)
(50)	Trimble Navigation Ltd., strike price $20, expires 02/18/08	(3,625)
(50)	Veolia Environnement, strike price 50 EUR, expires 02/15/08	(2,865)

	Total Outstanding Put Options Written (premium received $517,226)	(370,896)

	Total Outstanding Options Written (premium received $3,479,056)	(1,971,596)

	Total investments net of outstanding options written—102.3%	$221,738,778
	Liabilities in excess of other assets—(2.3)%	(5,013,923)

	Net Assets—100.0%	$216,724,855

[1]	Non-income producing security.

[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.

[3]	Represents current yield as of January 31, 2008.

[4]	Rate shown is the yield to maturity as of the date of purchase.

[5]

Cost for federal income tax purposes is $231,327,254. The net unrealized depreciation on a tax basis is $7,616,880, consisting of $13,323,679 gross unrealized appreciation and $20,940,559 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ADR	—	American Depositary Receipt
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
REIT	—	Real Estate Investment Trust
SGD	—	Singapore Dollar
ZAR	—	South African Rand

4

Item 2 – Controls and Procedures

2(a)–     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)–     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EcoSolutions Investment Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock EcoSolutions Investment Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock EcoSolutions Investment Trust

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EcoSolutions Investment Trust

Date: March 24, 2008